FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2022
Investments, All Other Investments [Abstract]
FINANCIAL ASSETS

NOTE 7 — FINANCIAL ASSETS

As of December 31, 2021 and 2022, financial asset consists of the followings:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Listed equity securities outside Hong Kong	-	31	4

The following table summarizes the movement of the balances of the financial assets measured at fair value on a recurring basis using observable inputs that reflect quoted prices (level 1) during years ended December 31, 2021 and 2022:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Beginning balance	-	-	-
Additions	-	34	4
Change in fair value	-	-	-
Exchange difference	-	(3)	-
Ending balance	-	31	4

For the years ended December 31, 2020, 2021 and 2022, the fair value change of the financial asset were HK$1,201,000, HK$nil and HK$nil.